American Funds Money Market Fund
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

December 6, 2010

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the “Act”), I hereby certify that no changes have been made to the forms of Prospectuses and Statement of Additional Information since the electronic filing on November 30, 2010 of the Registrant’s Post-Effective Amendment No. 3 under the Act and Amendment No. 5 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor